State Farm Life Insurance
Company Variable Annuity
Separate Account

                                                            One State Farm Plaza
                                                      Bloomington, IL 61710-0001
                                                                   (309)766-2029


August 21, 2001

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re: State Farm Life Insurance Company Variable Annuity Separate Account File No. 811-08001
     Rule 30b2-1 Filing


Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), State Farm Life Insurance Company Variable Annuity Separate Account, a unit investment trust registered under the Act, recently mailed to its policy owners the semi- annual report for the underlying management investment company, State Farm Variable Product Trust. This filing constitutes our filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on August 21, 2001, State Farm Variable Product Trust (File No. 811-08073) filed its annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

Sincerely,



/s/ Dale Danklefsen
Senior Coordinator